CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	Dec. 31, 2017
6% Senior Notes
Interest rate on Senior Notes	6.00%
7% Senior Notes
Interest rate on Senior Notes	7.00%